HIGHMARK FUNDS
                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                                  RETAIL SHARES

                       Supplement dated February 17, 2004
               To Retail Shares Prospectus dated November 30, 2003
                                       And
           Statement of Additional Information dated November 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

The following disclosure should be included in the sections entitled "Sales Charge Reductions and Waivers":

o Right of accumulation privilege: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares, Class B Shares or Class C Shares you bought previously for: (1) your account; (2) your spouses's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge for the new purchase is based on the total of your current purchase and the current value of all other Shares you own.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




HMK-SU-015-0100

                                 HIGHMARK FUNDS
                      EQUITY and FIXED INCOME-RETAIL SHARES
                 EQUITY and FIXED INCOME FUNDS-FIDUCIARY SHARES
                          MONEY MARKET - CLASS S SHARES
                          MONEY MARKET - RETAIL SHARES
                         MONEY MARKET - FIDUCIARY SHARES
                       Supplement dated February 17, 2004
               To Retail Shares Prospectus dated November 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following language should be inserted within the section entitled "Fees for Distribution for of Shares":

Distribution Arrangements.

         The Administrator and Investment Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares (the "Payments"). Payments made by the Administrator may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances.

         Payments made by the Administrator also may be used by the broker-dealer to pay for the travel expenses, meals, lodging and entertainment of broker-dealers and financial institutions and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




HMK-SU-016-0100

                                 HIGHMARK FUNDS
                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                       Supplement dated February 17, 2004
               To Retail Shares Prospectus dated November 30, 2003
                                       And
           Statement of Additional Information Dated November 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Effective February 25, 2004, the HighMark Funds will discontinue the 1.00% front-end sales charge applicable to newly purchased Class C Shares of the Balanced Fund, Core Equity Fund, Large Cap Growth Fund (formerly the Growth
Fund), Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Value Momentum Fund. As a result of the discontinuance of the front-end sales charge, the following changes have been made to the prospectus:

I. Under the heading "FEES AND EXPENSES", the information concerning Class C Shares in the "SHAREHOLDER FEES" tables on pages 4, 7, 10, 13, 16, 19 and 22 have been revised as follows:

     SHAREHOLDER FEES

                                                        CLASS C SHARES
                                                        --------------
     Maximum Sales Charge (Load) Imposed
     on Purchases (as a percentage of
     offering price)                                          0%

     Maximum Deferred Sales Charge (Load)
    (as a percentage of net asset value)                    1.00%

     Redemption Fee on Shares Held Less
     than 30 Days (as a percentage of amount
     redeemed)                                                0%


     Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% annual return, and that the Fund's expenses remain the same.

     If you do not sell your shares:


                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                     ------     -------     -------     --------

     Balanced Fund Class C Shares                                     $190        $588        $1,011     $2,190
     Core Equity Fund Class C Shares                                  $188        $582        $1,001     $2,169
     Large Cap Growth Fund Class C Shares                             $190        $588        $1,011     $2,190
     Large Cap Value Fund Class C Shares                              $188        $582        $1,001     $2,169
     Small Cap Growth Fund Class C Shares                             $245        $755        $1,291     $2,756
     Small Cap Value Fund Class C Shares                              $230        $709        $1,215     $2,605
     Value Momentum Fund Class C Shares                               $190        $588        $1,011     $2,190

     If you sell your shares at the end of each period:

                                                                     1 YEAR     3 YEARS     5YEARS      10 YEARS
                                                                     ------     -------     ------      --------

     Balanced Fund Class C Shares                                     $290        $588        $1,011      $2,190
     Core Equity Fund Class C Shares                                  $288        $582        $1,001      $2,169
     Large Cap Growth Fund Class C Shares                             $290        $588        $1,011      $2,190
     Large Cap Value Fund Class C Shares                              $288        $582        $1,001      $2,169
     Small Cap Growth Fund Class C Shares                             $345        $755        $1,291      $2,756
     Small Cap Value Fund Class C Shares                              $330        $709        $1,215      $2,605
     Value Momentum Fund Class C Shares                               $290        $588        $1,011      $2,190


II. Under the heading "SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS", the information concerning "CLASS C" on page 32 has been revised as follows:

            CLASS C

                o Distribution and service (12b-1) fees of 1.00% for Equity Funds, 0.75% for Fixed Income Funds.
                o  A deferred sales charge, as described below.
                o No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.
                o  Offered by:
                     Balanced Fund
                     Core Equity Fund
                     Large Cap Growth Fund
                     Large Cap Value Fund
                     Small Cap Growth Fund
                     Small Cap Value Fund
                     Value Momentum Fund
                     Bond Fund
                     California Intermediate Tax-Free Bond Fund
                     National Intermediate Tax-Free Bond Fund

                    For the actual past expenses of each shares class, see the individual Fund profiles earlier in this prospectus.

                    Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term.


III. Under the heading "CLASS B AND CLASS C SHARES" on page 33, the section has been deleted and replaced with the following:

     Class B Shares are available at their net asset value per share, without any initial sales charge.

     If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

     The CDSC's are as follows:

     CLASS B SHARES

         IF SOLD WITHIN                               CDSC ON SHARES BEING SOLD
         1st year                                               5.00%
         2nd year                                               4.00%
         3rd or 4th year                                        3.00%
         5th year                                               2.00%
         6th year                                               1.00%
         7th and 8th year                                          0%

     CLASS C SHARES

         IF SOLD WITHIN                               CDSC ON SHARES BEING SOLD
         1st year                                               1.00%
         After 1st year                                            0%

     Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

     In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

     CLASS C SHARES

     The Distributor pays a commission equal to 1.00% of your purchase to your broker or financial institution. The Distributor also receives any CDSC imposed when you sell your Class C Shares.

IV. Under the heading "SALES CHARGE REDUCTIONS AND WAIVERS", sub-heading `FRONT-END SALES CHARGE WAIVERS", the section entitled "Class C Front-End Sales Charge Waivers" on page 35 has been deleted in its entirety.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



HMK-SU-017-0100